Schedule of Investments - Virtus Newfleet ABS/MBS ETF

October 31, 2023 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES – 52.8%
ACC Auto Trust, Class C, Series 2021-A, 3.79%, 04/15/27(1)	$460,000	$451,366
ACC Trust, Class C, Series 2021-1, 2.08%, 12/20/24(1)	60,267	59,345
ACC Trust, Class C, Series 2022-1, 3.24%, 10/20/25(1)	190,000	130,871
Achv ABS Trust, Class B, Series 2023-3PL, 7.17%, 08/19/30(1)	200,000	200,704
Adams Outdoor Advertising LP, Class A2, Series 2023-1, 6.97%, 07/15/53(1)	260,000	254,246
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	145,789
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	95,518	86,610
Avis Budget Rental Car Funding AESOP LLC, Class D, Series 2021-2A, 3.04%, 09/22/25(1)	270,000	258,464
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	196,072	183,146
Business Jet Securities LLC, Class A, Series 2021-1A, 2.16%, 04/15/36(1)	62,608	57,132
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	214,225	187,504
Carvana Auto Receivables Trust, Class D, Series 2021-N3, 1.58%, 06/12/28	265,449	251,911
CLI Funding VI LLC, Class A, Series 2020-1A, 2.08%, 09/18/45(1)	85,469	73,778
Conn's Receivables Funding 2023-A LLC, Class B, Series 2023-A, 10.00%, 01/17/28(1)	65,000	64,842
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	58,805	58,235
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	69,650	62,828
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	23,994	23,686
GLS Auto Receivables Issuer Trust, Class D, Series 2019-4A, 4.09%, 08/17/26(1)	120,000	117,651
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	131,863
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	130,909
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	130,000	123,631
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	78,365	72,379
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	267,215
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	129,000	128,471
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	130,000	127,518
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	207,019	201,287
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	127,345
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	210,000	210,299
Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	$297,000	$256,781
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	179,566	169,536
Oscar US Funding XII LLC, Class A4, Series 2021-1A (Japan), 1.00%, 04/10/28(1)	120,000	113,084
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	285,938	275,479
Upstart Securitization Trust, Class A, Series 2022-2, 4.37%, 05/20/32(1)	121,856	121,030
Upstart Securitization Trust, Class B, Series 2021-3, 1.66%, 07/20/31(1)	209,377	205,409
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	94,379
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	151,513	124,267

Total Asset Backed Securities
(Cost $5,889,100)		5,548,990

MORTGAGE BACKED SECURITIES - 43.4%

Asset Backed Security - 2.0%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	210,229
Commercial Mortgage Backed Securities - 10.7%
BPR Trust, Class A, Series 2021-KEN, 6.70%, (SOFR + 1.36%), 02/15/29(1)(2)	375,000	371,816
Bx Trust 2018-Gw, Class B, Series 2018-GW, 6.65%, (SOFR + 1.32%), 05/15/35(1)(2)	165,000	162,141
Cent Trust 2023-City, Class A, Series 2023-CITY, 7.95%, (SOFR + 2.62%), 09/15/28(1)(2)	150,000	150,843
Galton Funding Mortgage Trust 2017-1, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	112,769	97,714
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 6.33%, (SOFR + 1.00%), 05/15/36(1)(2)	100,000	99,613
Orl Trust 2023-Glks, Class A, Series 2023-GLKS, 7.68%, (SOFR + 2.35%), 10/15/28(1)(2)	212,000	211,976
Stack Infrastructure Issuer LLC, Class A2, Series 2019-1A, 4.54%, 02/25/44(1)	25,132	24,935
Total Commercial Mortgage Backed Securities		1,119,038
Residental Mortgage Backed Securities - 1.6%
AMSR Trust, Class A, Series 2020-SFR1, 1.82%, 04/17/37(1)	99,904	93,650
Angel Oak SB Commercial Mortgage Trust 2020-Sbc1, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(2)(3)	85,194	77,960
Total Residental Mortgage Backed Securities		171,610

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2023 (unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities - 29.1%
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	$60,223	$49,289
BRAVO Residential Funding Trust, Class A1, Series 2021-A, 1.99%, 10/25/59(1)(4)	206,502	194,948
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(4)	150,000	139,807
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	86,397	72,449
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	50,643	42,732
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	147,080	141,124
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	153,176	134,316
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	43,508	35,227
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	112,708
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.82%, (SOFR + 2.49%), 08/15/39(1)(2)	170,000	170,236
JPMorgan Trust, Class A2, Series 2015-5, 6.75%, 05/25/45(1)(2)(3)	332,652	326,299
LHOME Mortgage Trust, Class A1, Series 2021-RTL2, 2.09%, 06/25/26(1)(4)	61,848	61,160
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	115,357	110,337
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	27,840	25,533
Newrez Warehouse Securitization Trust, Class B, Series 2021-1, 6.34%, (SOFR + 1.01%), 05/25/55(1)(2)	138,667	138,324
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	100,000	88,497
PRPM LLC, Class A1, Series 2021-2, 2.12%, 03/25/26(1)(2)(3)	78,071	74,999
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	97,761	85,230
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	12,534	11,906
SG Residential Mortgage Trust, Class A3, Series 2021-1, 1.56%, 07/25/61(1)(2)(3)	31,355	23,625
Star Trust, Class A1, Series 2021-1, 1.22%, 05/25/65(1)(2)(3)	127,883	110,767
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	56,663	52,590
Tricon American Homes Trust, Class B, Series 2020-SFR2, 1.83%, 11/17/39(1)	130,000	108,632
VCAT LLC, Class A1, Series 2021-NPL4, 1.87%, 08/25/51(1)(4)	166,145	155,713
VCAT LLC, Class A1, Series 2021-NPL6, 1.92%, 09/25/51(1)(4)	96,573	89,535
Verus Securitization Trust, Class A1, Series 2021-R2, 0.92%, 02/25/64(1)(2)(3)	48,809	41,526
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Verus Securitization Trust, Class A1, Series 2020-4, 1.50%, 05/25/65(1)(4)	$186,599	$172,576
Verus Securitization Trust, Class A1, Series 2021-3, 1.05%, 06/25/66(1)(2)(3)	227,932	182,706
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	120,904	106,729
Total Residential Mortgage Backed Securities		3,059,520
Total Mortgage Backed Securities
(Cost $4,787,037)		4,560,397

CORPORATE BOND – 2.6%

Industrials – 2.6%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	282,989	269,985
(Cost $279,530)

TOTAL INVESTMENTS - 98.8%
(Cost $10,955,667)		10,379,372
Other Assets in Excess of Liabilities - 1.2%		120,937
Net Assets - 100.0%		$10,500,309

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2023, the aggregate value of these securities was $10,127,461, or 96.4% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2023.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$5,548,990	$—	$5,548,990
Mortgage Backed Securities	—	4,560,397	—	4,560,397
Corporate Bond	—	269,985	—	269,985
Total	$—	$10,379,372	$—	$10,379,372